Cash, restricted cash and cash equivalents	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Cash, restricted cash and cash equivalents
Cash, restricted cash and cash equivalents

5. Cash, restricted cash and cash equivalents

Cash and cash equivalents include the following amounts:

	September 30,	March 31,
	2024	2024
Unrestricted cash held with chartered banks	1,932,519	733,188
Restricted cash	29,611	29,611
Total	1,962,130	762,799

●	unrestricted cash held with chartered banks and
●	the Company entered into a cash collateral agreement with a major chartered bank in Canada with regards to a credit card facility against which the Company deposited Canadian Dollars $40,000 in a guaranteed investment certificate with the bank. Amounts are presented as restricted cash on the statements of financial position.

6. Cash, restricted cash and cash equivalents

Cash and cash equivalents include the following amounts:

	March 31,	March 31,
	2024	2023
Unrestricted cash held with chartered banks	733,188	1,334,280
Restricted cash	29,611	29,556
Total	762,799	1,363,836

●	unrestricted cash held with chartered banks and
●	the Company entered into a cash collateral agreement with a major chartered bank in Canada with regards to a credit card facility against which the Company deposited Canadian Dollars $40,000 in a guaranteed investment certificate with the bank. Amounts are presented as restricted cash on the statements of financial position.